Other Intangible Assets - Finite-Lived Other Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	€ 766,645	€ 689,947
Additions	1,108	2,952
Effect of changes in exchange rates	73,218	73,746
Cost, Ending Balance	840,971	766,645	€ 689,947
Accumulated amortization, Beginning Balance	182,232	131,739
Amortization	51,174	43,881	27,600
Accumulated amortization, Ending Balance	242,227	182,232	131,739
Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	8,821	6,612
Carrying amount	598,744	584,413
Brands [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	14,175	12,554
Additions	0	0
Effect of changes in exchange rates	1,610	1,621
Cost, Ending Balance	15,785	14,175	12,554
Accumulated amortization, Beginning Balance	1,125	369
Amortization	774	649
Accumulated amortization, Ending Balance	2,042	1,125	369
Brands [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	143	107
Carrying amount	13,743	13,050
Intellectual Property [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	61,860	58,908
Additions	1,108	2,952
Effect of changes in exchange rates	0	0
Cost, Ending Balance	62,968	61,860	58,908
Accumulated amortization, Beginning Balance	52,812	50,163
Amortization	3,145	2,649
Accumulated amortization, Ending Balance	55,957	52,812	50,163
Carrying amount	7,011	9,048
Intellectual Property [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	0	0
Developed Technology [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	505,676	453,448
Additions	0	0
Effect of changes in exchange rates	51,853	52,228
Cost, Ending Balance	557,529	505,676	453,448
Accumulated amortization, Beginning Balance	102,081	66,449
Amortization	36,465	30,593
Accumulated amortization, Ending Balance	145,269	102,081	66,449
Developed Technology [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	6,723	5,039
Carrying amount	412,260	403,595
Customer Relationships [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	182,703	162,806
Additions	0	0
Effect of changes in exchange rates	19,755	19,897
Cost, Ending Balance	202,458	182,703	162,806
Accumulated amortization, Beginning Balance	23,983	12,527
Amortization	10,790	9,990
Accumulated amortization, Ending Balance	36,728	23,983	12,527
Customer Relationships [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	1,955	1,466
Carrying amount	165,730	158,720
Other [Member]
Finite-lived Intangible Assets [Roll Forward]
Cost, Beginning Balance	2,231	2,231
Additions	0	0
Effect of changes in exchange rates	0	0
Cost, Ending Balance	2,231	2,231	2,231
Accumulated amortization, Beginning Balance	2,231	2,231
Amortization	0	0
Accumulated amortization, Ending Balance	2,231	2,231	€ 2,231
Carrying amount	0	0
Other [Member] | Accumulated Amortization [Member]
Finite-lived Intangible Assets [Roll Forward]
Effect of changes in exchange rates	€ 0	€ 0